Share based compensation - Number of shares warrants give right to for Plan 2016 (Details) - 2016 plan		12 Months Ended
	Nov. 03, 2016 shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share based payment arrangement
Outstanding at January 1			27,500
Exercised			(10,000)
Expired			(17,500)
Outstanding as at December 31		0
Maximum Number Of Warrants Approved For Issuance	1,500
Number Of Common Share Per Warrant	1	1
Number Of Common Share Per Warrant After Split	500	500
Maximum Number Of Common Share Available For Issue Before Share Split	1,500
Maximum Number Of Common Share Available For Issue After Share Split	750,000
Maximum Number Of Warrant Holders		150
Minimum Exercise Price Per Warrant | € / shares		€ 2,585.32
Exercise Price Per Share | € / shares		€ 5.17
Warrant Maximum Term		10 years
Percentage Of Warrant Vesting At Grant Date		34
Percentage Of Warrant Vesting At First Anniversary Of Grant Date		33
Percentage Of Warrant Vesting At Second Anniversary Of Grant Date		33
Number Of Warrants Granted				1,500	1,500	1,500